Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares outstanding (in Shares)	60,712,308	6,612,308
Common stock, shares issued (in Shares)	60,712,308	6,612,308